Shareholders' equity - Purchase of Equity Securities (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended												2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Total number of shares purchased (in shares)	0	0	0	0	0	144,745	263,635	283,210	239,865	337,136	294,059	57,478	351,537	688,673	928,538	1,211,748	1,475,383	1,620,128	1,620,128	1,620,128	1,620,128	1,620,128	1,620,128	8,538,787
Average price paid per share (Euro per share)	€ 0	€ 0	€ 0	€ 0	€ 0	€ 657.99	€ 663.39	€ 617.07	€ 589.92	€ 589.74	€ 611.28	€ 609.46											€ 617.23
Maximum value of shares that may yet be purchased (€ millions)	€ 10,800.0	€ 10,800.0	€ 10,800.0	€ 10,800.0	€ 10,800.0	€ 10,800.0	€ 10,895.2	€ 11,070.1	€ 11,244.9	€ 11,386.4	€ 11,585.2	€ 11,765.0